Filed pursuant to 497(e)
File Nos. 033-35788 and 811-06136

Homestead Funds, Inc.

Supplement Dated November 26, 2018

to the Statement of Additional Information Dated May 1, 2018

This supplement updates certain information regarding the Short-Term Government Securities Fund and Short-Term Bond Fund (the “Funds”), each a series of Homestead Funds, Inc., contained in the above-referenced Statement of Additional Information (“SAI”).  Please read this supplement carefully and keep it with your SAI for future reference.  You may obtain copies of the Prospectus and SAI free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds, Inc.’s website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effective November 26, 2018, Ivan Naranjo, CFA, FRM, was appointed as a co-manager to the Funds.  Mr. Naranjo comes to RE Advisers, the investment manager for the Funds, after 2 years as a senior fixed income trader with American Century Investments.  Mr. Naranjo also previously spent 5 years as an associate portfolio manager with Calvert Investment Management, LLC.

As such, the following changes are made to the SAI:

1.	The following replaces information related to “Douglas Kern” at the end of the table in the section titled “PORTFOLIO MANAGERS, RE ADVISERS – Other Accounts Managed” on page 70:

Name of Portfolio Manager	Category of Accounts	Number of Accounts Managed in Each Category of Account	Total Assets in Accounts Managed Within Each Category

Ivan Naranjo*	Registered Investment Companies	0	N/A
	Other Pooled Investment Vehicles	4	$2,178 million
	Other Accounts	3	$38 million

*   As of November 26, 2018, the date Mr. Naranjo was appointed a co-portfolio manager of the Short-Term Government Securities Fund and the Short-Term Bond Fund.  Total assets in accounts managed within each category are estimated as of that date.

2.	The following replaces information related to “Douglas Kern” at the end of the table in the section titled “Other benefits” on page 71:

Name of Portfolio Manager	Dollar Range Of Securities Owned In The Fund
Ivan Naranjo*	Short-Term Government Securities Fund None

Short-Term Bond Fund None

*   As of November 26, 2018, the date Mr. Naranjo was appointed a co-portfolio manager of the Short-Term Government Securities Fund and the Short-Term Bond Fund.